Operating Lease (Details) - Schedule of Leases by Balance Sheet Location - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Assets
Operating lease right-of-use assets	$ 353,471	$ 522,278
Liabilities
Operating lease liability - current	192,159	165,506
Operating lease liability - non-current	161,886	373,068
Total lease liabilities	$ 354,045	$ 538,574